SUPPLEMENT DATED SEPTEMBER 26, 2026
TO THE PROSPECTUS DATED MAY 1, 2026, as supplemented,
and CURRENT STATEMENT OF ADDITIONAL INFORMATION
OF VANECK FUNDS, as supplemented

INTERNATIONAL INVESTORS GOLD FUND
CLASS A: INIVX / CLASS C: IIGCX / CLASS I: INIIX / CLASS Y: INIYX

This Supplement updates certain information contained in the above-dated Prospectus and current Statement of Additional Information (“SAI”) for VanEck Funds (the “Trust”) regarding International Investors Gold Fund (the “Fund”). You may obtain copies of the Fund’s Summary Prospectus, Prospectus and SAI free of charge, upon request, by calling toll-free 1.800.826.2333 or visiting the VanEck website at www.vaneck.com.
In accordance with a Plan of Recapitalization for Class C shares of the Fund, effective after the close of business on September 25, 2026, Class C shares of the Fund are no longer offered. Accordingly, effective immediately, all references in the Prospectus and SAI to Class C shares of the Fund are hereby deleted.

Please retain this supplement for future reference.